[JANUS HENDERSON LOGO]
Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Ticker:	JRSAX	Class A Shares	JRSSX	Class S Shares	JRSNX	Class N Shares
	JRSCX	Class C Shares	JRSIX	Class I Shares	JRSTX	Class T Shares
Summary Prospectus dated October 28, 2026
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Adaptive Risk Managed U.S. Equity Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 30 of the Fund’s Prospectus and in the “Purchases” section on page 72 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.13%	0.22%	0.36%	0.16%	0.07%	0.31%
Total Annual Fund Operating Expenses	0.88%	1.72%	1.11%	0.66%	0.57%	0.81%
Fee Waiver and/or Expense Reimbursement(1)	0.00%	0.04%	0.02%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.88%	1.68%	1.09%	0.66%	0.57%	0.81%

(1)
The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.59% for at least a one-year period commencing on October 28, 2026. This fee waiver and/or reimbursement may be revised, extended, or terminated only at the discretion of the Board of Trustees.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Class C Shares automatically convert to Class A Shares
1 | Janus Henderson Adaptive Risk Managed U.S. Equity Fund

after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 660	$ 840	$ 1,035	$ 1,597
Class C Shares	$ 271	$ 538	$ 930	$ 1,804
Class S Shares	$ 111	$ 351	$ 610	$ 1,350
Class I Shares	$ 67	$ 211	$ 368	$ 822
Class N Shares	$ 58	$ 183	$ 318	$ 714
Class T Shares	$ 83	$ 259	$ 450	$ 1,002

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 660	$ 840	$ 1,035	$ 1,597
Class C Shares	$ 171	$ 538	$ 930	$ 1,804
Class S Shares	$ 111	$ 351	$ 610	$ 1,350
Class I Shares	$ 67	$ 211	$ 368	$ 822
Class N Shares	$ 58	$ 183	$ 318	$ 714
Class T Shares	$ 83	$ 259	$ 450	$ 1,002

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal investment strategies
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies.
An issuer is deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the United States; (ii) more than 50% of the issuer’s revenues are derived from the United States; or (iii) more than 50% of the issuer’s assets are located in the United States.
Equity securities represent shares of ownership, or the right to acquire an ownership interest, in a company. Equity securities in which the Fund may invest include, but are not limited to, common stocks and depositary receipts.
Under normal circumstances, the Fund seeks to achieve returns with lower volatility over a full market cycle than the Russell 1000® Index (the Fund’s broad-based benchmark index). The Fund seeks to generate such returns with volatility that can range from approximately 0% to 40% lower than the Russell 1000 Index. In this context, volatility refers to the variation in the returns of the Fund and the broad-based benchmark index as measured by the standard deviation of monthly returns. The market capitalization of issuers within the broad-based benchmark index, from which the Fund’s investment universe is derived, will vary, but as of June 30, 2026, it ranged from approximately $484.44 billion to $4.65 trillion.
The Fund pursues its investment objective by applying a proprietary methodology to construct an investment portfolio of equity securities from a universe of the 750 largest U.S. issuers in the Russell 1000 Index by market capitalization whose securities are also characterized by broad options market liquidity. Portfolio management applies a systematic investment process that monitors day-to-day movements in options prices on individual U.S. issuers for indicators of upside (or good) and downside (or bad) volatility to forecast their risk and reward. In applying this investment process, portfolio management seeks to avoid issuers whose upside volatilities are perceived to be lower and whose downside volatilities are perceived to be higher, resulting in a portfolio that is expected to generate returns with lower volatility over a full market cycle. Although the Fund is generally expected to underperform the Russell 1000 Index in sharply rising markets, this strategy seeks to minimize losses in down markets.
The Fund may engage in active and frequent trading to achieve its investment objective.
2 | Janus Investment Fund

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Fund holds participate.
Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. As the Fund’s holdings change over time, the Fund’s exposure to a particular economic sector may fluctuate.
•
Technology Sector Risk. In the technology sector, competitive pressures may have a significant effect on the performance of companies in which the Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility. These risks are further exacerbated by the rapid emergence of new technologies, such as artificial intelligence and machine learning, which may accelerate product obsolescence, intensify competition, require significant research and development expenditures with uncertain returns, and subject companies to evolving regulatory scrutiny.
Large-Sized Companies Risk. Large-sized companies may be less able than smaller-sized companies to adapt to changing market conditions. Large-sized companies may be more mature and subject to more limited growth potential compared with smaller sized companies. During different market cycles, the performance of large-sized companies has trailed the overall performance of the broader securities markets.
Mid-Sized Companies Risk. Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may offset gains or increase losses in the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.
3 | Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Depositary Receipts Risk. Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, market risk, and foreign exposure risk, because their values depend on the performance of a foreign security denominated in its home currency.
Volatility Risk. There is no guarantee that the Fund’s strategy to minimize volatility will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile. In addition, the Fund’s strategy to minimize volatility could limit the Fund’s gains in rising markets.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. Effective June 10, 2022, the Fund changed its investment strategy. Performance prior to June 10, 2022 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	22.92%	Worst Quarter:	1st Quarter 2020	-20.74%

Class I Shares’ year-to-date return as of the calendar quarter ended	September 30, 2026	was	6.23%	.

4 | Janus Investment Fund

Average Annual Total Returns (periods ended 12/31/25)
	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	13.44%	10.70%	11.28%
Return After Taxes on Distributions	10.70%	7.87%	8.91%
Return After Taxes on Distributions and Sale of Fund Shares	9.45%	7.54%	8.39%
Class A Shares – Return Before Taxes(1)	6.67%	9.13%	10.36%
Class C Shares – Return Before Taxes(2)	11.32%	9.73%	10.26%
Class S Shares – Return Before Taxes	12.94%	10.28%	10.86%
Class N Shares – Return Before Taxes	13.60%	10.83%	11.41%
Class T Shares – Return Before Taxes	13.28%	10.57%	11.14%
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)	17.37%	13.59%	14.59%
S&P 500® Minimum Volatility IndexTR (reflects no deduction for expenses, fees, or taxes)	11.74%	10.27%	11.56%

(1)
Calculated assuming maximum permitted sales loads.
(2)
The one year return is calculated to include the contingent deferred sales charge.
The Fund’s broad-based benchmark index is the Russell 1000 Index. The Fund’s additional benchmark index is the S&P 500 Minimum Volatility Index. The indices are described below.
•
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.
•
The S&P 500 Minimum Volatility Index is designed to reflect a managed-volatility equity strategy that seeks to achieve lower total risk, measured by standard deviation, than the S&P 500 while maintaining similar characteristics.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Allan Maymin is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026. Philip Maymin, Ph.D., is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026.

Purchase and sale of Fund shares
Minimum Investment Requirements
Class A Shares, Class C Shares*, Class S Shares, Class I Shares†, and Class T Shares
Non-retirement accounts	$2,500**
Certain tax-advantaged accounts or UTMA accounts	$500
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500***
Institutional investors (investing directly with the Fund)	$1,000,000

†
Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
*
The maximum purchase in Class C Shares is $250,000 for any single purchase.
5 | Janus Henderson Adaptive Risk Managed U.S. Equity Fund

**
Class A, Class C, Class S, and Class T shares held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Please contact your financial intermediary for more information.
***
Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
6 | Janus Investment Fund

[JANUS HENDERSON LOGO]
Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Ticker:	JRSDX	Class D Shares
Summary Prospectus dated October 28, 2026
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objective
Janus Henderson Adaptive Risk Managed U.S. Equity Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.69%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 70	$ 221	$ 384	$ 859

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal investment strategies
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies.
An issuer is deemed to be economically tied to the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the United States; (ii) more than 50% of the issuer’s revenues are derived from the United States; or (iii) more than 50% of the issuer’s assets are located in the United States.
Equity securities represent shares of ownership, or the right to acquire an ownership interest, in a company. Equity securities in which the Fund may invest include, but are not limited to, common stocks and depositary receipts.
Under normal circumstances, the Fund seeks to achieve returns with lower volatility over a full market cycle than the Russell 1000® Index (the Fund’s broad-based benchmark index). The Fund seeks to generate such returns with volatility that can range from approximately 0% to 40% lower than the Russell 1000 Index. In this context, volatility refers to the variation in the returns of the Fund and the broad-based benchmark index as measured by the standard deviation of monthly returns. The market capitalization of issuers within the broad-based benchmark index, from which the Fund’s investment universe is derived, will vary, but as of June 30, 2026, it ranged from approximately $484.44 billion to $4.65 trillion.
1 | Janus Henderson Adaptive Risk Managed U.S. Equity Fund

The Fund pursues its investment objective by applying a proprietary methodology to construct an investment portfolio of equity securities from a universe of the 750 largest U.S. issuers in the Russell 1000 Index by market capitalization whose securities are also characterized by broad options market liquidity. Portfolio management applies a systematic investment process that monitors day-to-day movements in options prices on individual U.S. issuers for indicators of upside (or good) and downside (or bad) volatility to forecast their risk and reward. In applying this investment process, portfolio management seeks to avoid issuers whose upside volatilities are perceived to be lower and whose downside volatilities are perceived to be higher, resulting in a portfolio that is expected to generate returns with lower volatility over a full market cycle. Although the Fund is generally expected to underperform the Russell 1000 Index in sharply rising markets, this strategy seeks to minimize losses in down markets.
The Fund may engage in active and frequent trading to achieve its investment objective.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Fund holds participate.
Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. As the Fund’s holdings change over time, the Fund’s exposure to a particular economic sector may fluctuate.
•
Technology Sector Risk. In the technology sector, competitive pressures may have a significant effect on the performance of companies in which the Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility. These risks are further exacerbated by the rapid emergence of new technologies, such as artificial intelligence and machine learning, which may accelerate product obsolescence, intensify competition, require significant research and development expenditures with uncertain returns, and subject companies to evolving regulatory scrutiny.
Large-Sized Companies Risk. Large-sized companies may be less able than smaller-sized companies to adapt to changing market conditions. Large-sized companies may be more mature and subject to more limited growth potential compared with smaller sized companies. During different market cycles, the performance of large-sized companies has trailed the overall performance of the broader securities markets.
Mid-Sized Companies Risk. Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities
2 | Janus Investment Fund

of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may offset gains or increase losses in the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.
Depositary Receipts Risk. Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, market risk, and foreign exposure risk, because their values depend on the performance of a foreign security denominated in its home currency.
Volatility Risk. There is no guarantee that the Fund’s strategy to minimize volatility will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile. In addition, the Fund’s strategy to minimize volatility could limit the Fund’s gains in rising markets.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. Effective June 10, 2022, the Fund changed its investment strategy. Performance prior to June 10, 2022 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
3 | Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	23.00%	Worst Quarter:	1st Quarter 2020	-20.75%

Class D Shares’ year-to-date return as of the calendar quarter ended	September 30, 2026	was	6.23%	.

Average Annual Total Returns (periods ended 12/31/25)
	1 Year	5 Years	10 Years
Class D Shares
Return Before Taxes	13.33%	10.67%	11.23%
Return After Taxes on Distributions	10.52%	7.78%	8.82%
Return After Taxes on Distributions and Sale of Fund Shares	9.42%	7.50%	8.34%
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)	17.37%	13.59%	14.59%
S&P 500® Minimum Volatility IndexTR (reflects no deduction for expenses, fees, or taxes)	11.74%	10.27%	11.56%

The Fund’s broad-based benchmark index is the Russell 1000 Index. The Fund’s additional benchmark index is the S&P 500 Minimum Volatility Index. The indices are described below.
•
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.
•
The S&P 500 Minimum Volatility Index is designed to reflect a managed-volatility equity strategy that seeks to achieve lower total risk, measured by standard deviation, than the S&P 500 while maintaining similar characteristics.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Allan Maymin is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026. Philip Maymin, Ph.D., is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026.

4 | Janus Investment Fund

Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
5 | Janus Henderson Adaptive Risk Managed U.S. Equity Fund